UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10391

 NAME OF REGISTRANT:                     Boston Income Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2007 - 06/30/2008


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

Boston Income Portfolio
--------------------------------------------------------------------------------------------------------------------------
 AMERICAN TOWER CORPORATION                                                                  Agenda Number:  932846693
--------------------------------------------------------------------------------------------------------------------------
        Security:  029912201
    Meeting Type:  Annual
    Meeting Date:  15-May-2008
          Ticker:  AMT
            ISIN:  US0299122012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RAYMOND P. DOLAN                                          Mgmt          For                            For
       RONALD M. DYKES                                           Mgmt          For                            For
       CAROLYN F. KATZ                                           Mgmt          For                            For
       GUSTAVO LARA CANTU                                        Mgmt          For                            For
       JOANN A. REED                                             Mgmt          For                            For
       PAMELA D.A. REEVE                                         Mgmt          For                            For
       DAVID E. SHARBUTT                                         Mgmt          For                            For
       JAMES D. TAICLET, JR.                                     Mgmt          For                            For
       SAMME L. THOMPSON                                         Mgmt          For                            For

02     RATIFICATION OF THE SELECTION OF DELOITTE &               Mgmt          For                            For
       TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR 2008.




--------------------------------------------------------------------------------------------------------------------------
 GAMESTOP CORP.                                                                              Agenda Number:  932915715
--------------------------------------------------------------------------------------------------------------------------
        Security:  36467W109
    Meeting Type:  Annual
    Meeting Date:  24-Jun-2008
          Ticker:  GME
            ISIN:  US36467W1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       LEONARD RIGGIO                                            Mgmt          For                            For
       S. (MICKEY) STEINBERG                                     Mgmt          For                            For
       GERALD R. SZCZEPANSKI                                     Mgmt          For                            For
       LAWRENCE S. ZILAVY                                        Mgmt          For                            For

02     PROPOSAL TO APPROVE THE AMENDMENT AND RESTATEMENT         Mgmt          For                            For
       OF THE AMENDED AND RESTATED GAMESTOP CORP.
       SUPPLEMENTAL COMPENSATION PLAN.

03     PROPOSAL TO RATIFY THE APPOINTMENT OF BDO SEIDMAN,        Mgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING
       JANUARY 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 KEY ENERGY SERVICES, INC.                                                                   Agenda Number:  932869603
--------------------------------------------------------------------------------------------------------------------------
        Security:  492914106
    Meeting Type:  Annual
    Meeting Date:  05-Jun-2008
          Ticker:  KEG
            ISIN:  US4929141061
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAVID J. BREAZZANO                                        Mgmt          For                            For
       WILLIAM D. FERTIG                                         Mgmt          For                            For
       J. ROBINSON WEST                                          Mgmt          For                            For
       ROBERT K. REEVES                                          Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT BY THE BOARD OF DIRECTORS       Mgmt          For                            For
       OF GRANT THORNTON LLP, AN INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM, AS THE COMPANY'S INDEPENDENT
       AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 MEDIMEDIA USA, INC.                                                                         Agenda Number:  932748784
--------------------------------------------------------------------------------------------------------------------------
        Security:  58470TAA3
    Meeting Type:  Consent
    Meeting Date:  20-Jul-2007
          Ticker:
            ISIN:  US58470TAA34
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO CONSENT TO THE PROPOSED AMENDMENTS                     Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 TIME WARNER CABLE INC                                                                       Agenda Number:  932863699
--------------------------------------------------------------------------------------------------------------------------
        Security:  88732J108
    Meeting Type:  Annual
    Meeting Date:  29-May-2008
          Ticker:  TWC
            ISIN:  US88732J1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAVID C. CHANG                                            Mgmt          For                            For
       JAMES E. COPELAND, JR.                                    Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITOR        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TRUMP ENTERTAINMENT RESORTS, INC.                                                           Agenda Number:  932835638
--------------------------------------------------------------------------------------------------------------------------
        Security:  89816T103
    Meeting Type:  Annual
    Meeting Date:  07-May-2008
          Ticker:  TRMP
            ISIN:  US89816T1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       EDWARD H. D'ALELIO                                        Mgmt          For                            For
       JAMES J. FLORIO                                           Mgmt          For                            For
       IVANKA M. TRUMP                                           Mgmt          For                            For

02     TO RATIFY THE BOARD'S APPOINTMENT OF ERNST &              Mgmt          For                            For
       YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM (INDEPENDENT AUDITORS) FOR
       THE YEAR ENDING DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 UNIVERSAL HEALTH SERVICES, INC.                                                             Agenda Number:  932882752
--------------------------------------------------------------------------------------------------------------------------
        Security:  913903100
    Meeting Type:  Annual
    Meeting Date:  21-May-2008
          Ticker:  UHS
            ISIN:  US9139031002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       J.F. WILLIAMS JR MD EDD                                   Mgmt          For                            For

02     APPROVAL OF THE AMENDMENT TO THE UNIVERSAL HEALTH         Mgmt          Against                        Against
       SERVICES, INC. 2005 STOCK INCENTIVE PLAN

03     APPROVAL OF THE AMENDMENT TO THE UNIVERSAL HEALTH         Mgmt          For                            For
       SERVICES, INC. AMENDED AND RESTATED 2001 EMPLOYEES'
       RESTRICTED STOCK PURCHASE PLAN



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Boston Income Portfolio
By (Signature)       /s/ Michael W. Weilheimer
Name                 Michael W. Weilheimer
Title                President
Date                 08/22/2008